Operating profit	12 Months Ended
Dec. 31, 2025
Operating profit
Operating profit

3 Operating profit

Accounting policy

Research and development

Research expenditure is expensed as incurred. Internal development expenditure is only capitalised if the recognition criteria in IAS 38 Intangible Assets have been satisfied. The Group considers that the regulatory, technical and market uncertainties inherent in the development of new products mean that in most cases development costs should not be capitalised as intangible assets until products receive approval from the appropriate regulatory body.

Payments to third parties for research and development projects are accounted for based on the substance of the arrangement. If the arrangement represents outsourced research and development activities the payments are generally expensed except in limited circumstances where the respective development expenditure would be capitalised under the principles established in IAS 38. By contrast, the payments are capitalised if the arrangement represents consideration for the acquisition of intellectual property developed at the risk of the third party.

Capitalised development expenditures are amortised on a straight-line basis over their useful economic lives from product launch.

Advertising costs

Advertising costs are expensed as incurred.

Group financial statements continued

Notes to the Group accounts continued

3 Operating profit continued

	2025	2024	2023
	$ million	$ million	$ million
Revenue	6,164	5,810	5,549
Cost of goods sold[1]	(1,972)	(1,764)	(1,730)
Gross profit	4,192	4,046	3,819
Research and development expenses[2]	(296)	(289)	(339)
Selling, general and administrative expenses:[3,4,5,6]
Marketing, selling and distribution expenses	(2,362)	(2,276)	(2,218)
Administrative expenses	(740)	(824)	(837)
	(3,102)	(3,100)	(3,055)
Operating profit	794	657	425
1	2025 includes $161m charge relating to legal and other items, $13m charge relating to restructuring and rationalisation expenses and $2m charge relating to acquisition and disposal-related items (2024 includes $6m charge relating to legal and other items, $20m charge relating to restructuring and rationalisation expenses and $13m charge relating to acquisition and disposal-related items, 2023 includes $27m charge relating to legal and other items, $73m charge relating to restructuring and rationalisation expenses and $3m charge relating to acquisition and disposal-related items).
2	2025 includes $2m charge relating to restructuring and rationalisation expenses (2024: nil, 2023: $18m), $nil relating to legal and other items (2024: $1m, 2023: $21m) and $nil charge relating to acquisition and disposal-related items (2024: $nil, 2023: $1m).
3	2025 includes $73m of amortisation and impairment of software and other intangible assets (2024: $58m, 2023: $51m).
4	2025 includes $176m of amortisation and impairment of acquisition intangibles and $32m of restructuring and rationalisation expenses (2024: $187m of amortisation and impairment of acquisition intangibles and $103m of restructuring and rationalisation expenses, 2023: $207m of amortisation and impairment of acquisition intangibles and $129m of restructuring and rationalisation expenses).
5	2025 includes $1m charge relating to legal and other items (2024: $19m credit, 2023: $10m charge).
6	2025 includes $30m charge relating to acquisition and disposal-related items (2024: $81m charge, 2023: $56m charge).

Note that items detailed in 1, 2, 4, 5 and 6 are excluded from the calculation of trading profit, the segments’ profit measure.

Operating profit is stated after charging the following items:

	2025	2024	2023
	$ million	$ million	$ million
Amortisation of intangible assets	239	230	221
Impairment of intangible assets	10	16	37
Impairment of goodwill[1]	–	65	84
Impairment of property, plant and equipment (reversal)/ charge	(11)	9	31
Fair value remeasurement of trade investments	1	–	4
Restructuring and rationalisation costs	47	123	220
Depreciation of property, plant and equipment[2]	335	325	306
Loss on disposal of property, plant and equipment and intangible assets	23	22	18
Advertising costs	91	84	88
1	The 2024 impairment of goodwill includes BHR’s goodwill of $63m and 2023 includes impairment of Engage’s goodwill of $84m.
2	The 2025 depreciation charge includes $49m (2024: $54m, 2023: $54m) related to right-of-use assets.

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2025	2024	2023
	Notes	$ million	$ million	$ million
Wages and salaries		1,671	1,663	1,683
Social security costs		255	244	242
Pension costs (including retirement healthcare)	18	94	95	95
Share-based payments	22	43	40	39
		2,063	2,042	2,059

During the year ended 31 December 2025, the average number of employees was 17,530 (2024: 18,060, 2023: 19,081).

3.2 Audit Fees – information about the nature and cost of services provided by the auditors

	2025	2024	2023
	$ million	$ million	$ million
Audit services:
Group accounts	7.3	7.1	7.9
Local statutory audit pursuant to legislation	2.1	2.0	2.1
Other services:
Audit-related services	0.6	0.4	0.3
Total auditor’s remuneration	10.0	9.5	10.3
Arising:
In the UK	7.4	7.0	6.0
Outside the UK	2.6	2.5	4.3
	10.0	9.5	10.3